As filed pursuant to Rule 497

Under the Securities Act of 1933

Registration No. 333-90324 and

811-21096

AIG SUNAMERICA LIFE ASSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT NINE

Supplement to the

ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

The third paragraph under the subheading titled “Where You Can Find More Information” located in the “FINANCIAL STATEMENTS” section of the prospectus is hereby deleted.

Date: March 28, 2006

Please keep this Supplement with your Prospectus